STOCK-BASED COMPENSATION PLANS (Restricted Stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Restricted Stock [Member]
Stock Based compensation other than options [Roll Forward]
Nonvested as of	5,865
Granted	4,651
Vested	(2,565)
Forfeitures	0
Nonvested as of	7,951	5,865
Other Than Options Weighted Average Fair Value [Abstract]
Nonvested as of	$ 66.50
Granted	$ 96.06
Vested	$ 90.33
Forfeitures	$ 0.00
Nonvested as of	$ 76.10	$ 66.50
Pre-tax unrecognized compensation expense, net of estimated forfeitures as applicable	$ 1
Weighted average remaining vesting period of expense recognition/requisite service periods in years	2 years
Additional Information [Abstract]
Weighted-average grant-date fair value during fiscal year	$ 96.06	$ 68.93	$ 60.86
Total fair value of equity vested during fiscal year	0	1	1
Restricted Stock Units [Member]
Stock Based compensation other than options [Roll Forward]
Nonvested as of	1,385,353
Granted	619,152
Vested	(285,303)
Forfeitures	(63,015)
Nonvested as of	1,656,187	1,385,353
Other Than Options Weighted Average Fair Value [Abstract]
Nonvested as of	$ 68.20
Granted	$ 88.80
Vested	$ 56.33
Forfeitures	$ 75.55
Nonvested as of	$ 77.15	$ 68.20
Pre-tax unrecognized compensation expense, net of estimated forfeitures as applicable	51
Weighted average remaining vesting period of expense recognition/requisite service periods in years	2 years
Additional Information [Abstract]
Weighted-average grant-date fair value during fiscal year	$ 88.80	$ 71.65	$ 61.96
Total fair value of equity vested during fiscal year	16	102	20
Directors Deferred Stock [Member]
Stock Based compensation other than options [Roll Forward]
Nonvested as of	0
Granted	17,408
Vested	(17,408)
Forfeitures	0
Nonvested as of	0	0
Other Than Options Weighted Average Fair Value [Abstract]
Nonvested as of	$ 0.00
Granted	$ 87.58
Vested	$ 87.58
Forfeitures	$ 0.00
Nonvested as of	$ 0.00	$ 0.00
Pre-tax unrecognized compensation expense, net of estimated forfeitures as applicable	0
Weighted average remaining vesting period of expense recognition/requisite service periods in years	0 years
Additional Information [Abstract]
Weighted-average grant-date fair value during fiscal year	$ 87.58	$ 68.93	$ 54.75
Total fair value of equity vested during fiscal year	$ 2	$ 1	$ 1